Intangible Assets, Net - Schedule of Future Amortization (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Future Amortization [Abstract]
2026	$ 70,075
2027	64,222
2028	53,836
2029	45,483
2030	45,057
Thereafter	680,443
Intangible assets, net	$ 959,116	$ 1,044,062